Quarterly Holdings Report
for
Fidelity Municipal Core Plus Bond Fund
April 30, 2023
MUC-NPRT1-0623
1.9907253.100
Municipal Bonds - 91.6%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Black Belt Energy Gas District Bonds Series 2022 C1, 5.25%, tender 6/1/29 (b)	630,000	669,263
Arizona - 1.2%
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	100,000	100,739
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	260,000	269,445
TOTAL ARIZONA		370,184
California - 5.1%
California Gen. Oblig.:
Series 2020, 4% 11/1/37	50,000	51,992
Series 2022, 4.75% 12/1/42	250,000	269,490
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	581,581	550,689
California Muni. Fin. Auth. Rev. Series 2017 A:
3.5% 6/1/34	50,000	49,415
3.75% 6/1/37	40,000	38,690
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/35 (c)	10,000	10,808
Series 2019 C, 5% 5/15/25 (Escrowed to Maturity)	25,000	26,197
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	10,000	9,327
Series 2020 C, 3% 7/1/35	5,000	4,705
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (c)	50,000	50,112
San Diego Unified School District Series 2012 R1, 0% 7/1/31	10,000	7,809
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2023 A, 5% 5/1/38 (c)	500,000	546,762
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	5,000	5,578
TOTAL CALIFORNIA		1,621,574
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., INC. Proj.) Series 2017, 5% 9/1/26	325,000	337,069
Series 2019 A, 4% 11/1/39	45,000	42,360
Series 2019 A1, 4% 8/1/39	185,000	180,019
TOTAL COLORADO		559,448
Connecticut - 7.1%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	50,000	53,079
Series 2018 A, 5% 4/15/37	1,000,000	1,082,476
Series 2021 A, 3% 1/15/36	20,000	18,746
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
5% 7/1/25	190,000	194,260
5% 7/1/26	500,000	516,766
Series 2020 A:
4% 7/1/36	5,000	5,018
5% 7/1/32	5,000	5,501
Series R, 5% 6/1/40	30,000	32,254
Connecticut Hsg. Fin. Auth. Series 2023 A, 5.25% 11/15/53	260,000	279,563
Stamford Gen. Oblig. Series 2016, 4% 8/1/26	5,000	5,135
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (d)	100,000	75,364
TOTAL CONNECTICUT		2,268,162
District Of Columbia - 2.3%
District of Columbia Gen. Oblig. Series 2016 A, 3% 6/1/41	145,000	122,334
District of Columbia Income Tax Rev. Series 2019 A, 5% 3/1/35	15,000	17,026
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2018 A, 5% 10/1/23 (c)	270,000	271,344
Series 2021 A:
4% 10/1/40 (c)	100,000	97,424
5% 10/1/26 (c)	200,000	211,284
TOTAL DISTRICT OF COLUMBIA		719,412
Florida - 0.9%
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	300,000	300,702
Georgia - 1.3%
Main Street Natural Gas, Inc. Bonds:
Series 2022 E, 4%, tender 12/1/29 (b)	200,000	199,114
Series 2023 A, 5%, tender 6/1/30 (b)	200,000	210,911
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 4% 4/1/38	5,000	5,170
TOTAL GEORGIA		415,195
Hawaii - 0.0%
Honolulu City & County Gen. Oblig. Series 2020 F, 5% 7/1/34	5,000	5,773
Illinois - 7.9%
Chicago Board of Ed.:
Series 2017 D, 5% 12/1/31	100,000	103,514
Series 2022 B, 4% 12/1/41	100,000	90,965
Chicago Midway Arpt. Rev. Series 2016 A, 5% 1/1/29 (c)	20,000	20,686
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (c)	5,000	5,099
Series 2016 G, 5% 1/1/42 (c)	5,000	5,103
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/38	350,000	370,157
Illinois Fin. Auth. Rev.:
Series 2015 A, 5% 11/15/25	60,000	62,564
Series 2016 A, 3% 10/1/37	20,000	17,066
Series 2016:
3.125% 5/15/37	35,000	31,626
4% 5/15/35	10,000	10,076
5% 12/1/46	5,000	5,053
Series 2017 C, 5% 3/1/26	15,000	15,659
Series 2019, 5% 4/1/35	15,000	16,013
Illinois Gen. Oblig.:
Series 2017 D, 5% 11/1/28	25,000	26,838
Series 2023 B, 5% 5/1/37 (e)	500,000	542,491
Series 2023 D, 4% 7/1/37 (e)	300,000	296,062
Series June 2016, 3.5% 6/1/29	500,000	498,527
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series A, 5% 1/1/45	20,000	21,765
Metropolitan Pier & Exposition Series 2022 A, 0% 6/15/41	300,000	125,946
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/26	5,000	5,296
Sales Tax Securitization Corp. Series 2023 A, 3% 1/1/27	264,000	263,397
TOTAL ILLINOIS		2,533,903
Indiana - 0.4%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	100,000	99,987
Indiana Fin. Auth. Edl. Facilities Rev. (Butler Univ. Proj.) Series 2021, 4% 2/1/30	10,000	10,560
TOTAL INDIANA		110,547
Iowa - 0.9%
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	260,000	275,889
Kentucky - 2.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	200,000	205,618
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	95,000	95,231
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	350,000	366,285
Series 2020 A, 3% 10/1/43	85,000	66,853
Louisville & Jefferson County Visitors & Convention Commission Rev. (Kentucky Int'l. Convention Ctr. Expansion Proj.) Series 2016, 3.125% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	20,000	15,949
TOTAL KENTUCKY		749,936
Louisiana - 1.0%
New Orleans Aviation Board Rev. Series 2017 D2, 5% 1/1/38 (c)	60,000	61,789
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	260,000	258,615
TOTAL LOUISIANA		320,404
Maryland - 0.8%
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2014 A, 5% 4/1/25	255,000	259,522
Massachusetts - 3.3%
Amesbury Gen. Oblig. Series 2020, 2% 6/1/34	25,000	21,023
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/28	30,000	31,084
Series 2019 K, 5% 7/1/35	15,000	16,471
Series 2021 G, 4% 7/1/46	510,000	441,919
Massachusetts Edl. Fing. Auth. Rev. Series 2020 C, 5% 7/1/26 (c)	100,000	104,414
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	370,000	352,526
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/34 (c)	30,000	32,807
Worcester Gen. Oblig. Series 2021, 2% 2/15/35 (Assured Guaranty Muni. Corp. Insured)	60,000	49,475
TOTAL MASSACHUSETTS		1,049,719
Michigan - 0.4%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/38	100,000	101,805
Michigan Fin. Auth. Rev. Series 2022, 5% 12/1/32	25,000	26,860
Rochester Cmnty. School District Series 2019 II, 3% 5/1/31	5,000	4,960
TOTAL MICHIGAN		133,625
Minnesota - 0.6%
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/33	150,000	160,792
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	15,000	14,504
TOTAL MINNESOTA		175,296
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	100,000	100,799
Nevada - 5.6%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/25 (c)	1,740,000	1,793,607
New Jersey - 12.8%
Essex County Gen. Oblig. Series 2021 B, 2% 8/15/33	450,000	395,790
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5.25% 6/15/38 (e)	1,000,000	1,074,513
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/34	10,000	10,100
New Jersey Gen. Oblig. Series 2020, 2.375% 6/1/36	55,000	46,241
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2021 B, 5% 12/1/25 (c)	655,000	676,977
Series 2023 A, 5% 12/1/30 (c)(e)	300,000	330,060
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	600,000	596,722
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	150,000	142,680
0% 12/15/34	35,000	22,906
Series 2022 AA, 5% 6/15/25	250,000	258,659
Series AA, 5% 6/15/38	35,000	37,939
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(c)	500,000	499,712
TOTAL NEW JERSEY		4,092,299
New York - 8.2%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/30	250,000	269,512
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A, 5% 9/1/34	5,000	5,804
New York City Gen. Oblig.:
Series 2015 F4, 5% 6/1/44 (b)	100,000	103,902
Series 2023 D, 5% 8/1/25	1,000,000	1,046,116
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2020 BB2, 4% 6/15/23	85,000	85,079
New York Metropolitan Trans. Auth. Rev. Series 2020 D, 4% 11/15/47	15,000	13,989
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/37	5,000	5,626
Series 2020 C, 4% 3/15/37	5,000	5,110
New York State Urban Eev Corp. Series 2019 A, 3% 3/15/49	1,000,000	781,273
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	20,000	19,684
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/28 (c)	20,000	21,465
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/34 (c)	35,000	38,206
Suffolk Tobacco Asset Securitization Corp. Series 2021 B1, 4% 6/1/50	240,000	235,320
TOTAL NEW YORK		2,631,086
North Carolina - 0.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	45,000	45,142
North Dakota - 1.6%
Grand Forks Health Care Sys. Rev. Series 2021, 5% 12/1/28	500,000	520,434
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. Series 2016 A, 3% 2/15/36	10,000	9,055
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 3% 6/1/48	200,000	146,876
Series 2020 B2, 5% 6/1/55	250,000	233,021
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019, 5% 1/1/34	5,000	5,550
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/32	25,000	27,717
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020, 5% 7/1/35	30,000	33,348
(Xavier Univ. 2015 Proj.) Series 2015 C, 3.75% 5/1/38	5,000	4,655
TOTAL OHIO		460,222
Oregon - 0.0%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/36	10,000	10,921
Pennsylvania - 4.0%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3.375% 11/15/31	10,000	10,083
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/28	580,000	620,934
5% 7/15/29	220,000	235,213
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 5% 2/15/31	10,000	10,605
Pennsylvania Gen. Oblig.:
Series 2020 1, 3% 5/1/36	310,000	283,047
Series 2021, 3% 5/15/34	40,000	37,872
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016 A1, 5% 12/1/27	5,000	5,255
Series 2021 B, 5% 12/1/33	25,000	28,662
Philadelphia Gas Works Rev. Series 15, 5% 8/1/24	50,000	50,963
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/39	10,000	10,646
TOTAL PENNSYLVANIA		1,293,280
Puerto Rico - 6.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 A, 5% 7/1/37 (d)	250,000	246,739
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	250,000	156,875
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	500,000	291,753
4% 7/1/37	250,000	218,349
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,250,000	1,162,259
TOTAL PUERTO RICO		2,075,975
Rhode Island - 3.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	500,000	544,123
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/25 (c)	600,000	622,832
TOTAL RHODE ISLAND		1,166,955
Tennessee - 1.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (c)	5,000	5,228
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 3% 1/1/35	350,000	332,264
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	5,000	5,035
TOTAL TENNESSEE		342,527
Texas - 4.4%
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/34	5,000	5,573
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 B, 3.95%, tender 6/1/23 (b)(c)	100,000	99,993
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)(e)	1,000,000	995,691
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/39	5,000	5,323
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2022, 5% 10/1/40	50,000	54,460
Texas Wtr. Dev. Board Rev.:
Series 2019, 5% 8/1/35	5,000	5,631
Series 2020, 3% 10/15/38	250,000	227,144
TOTAL TEXAS		1,393,815
Washington - 1.5%
Port of Seattle Rev.:
Series 2018 A, 5% 5/1/37 (c)	5,000	5,158
Series 2019:
5% 4/1/35 (c)	30,000	32,374
5% 4/1/36 (c)	5,000	5,355
Washington Gen. Oblig. Series 2021 A, 5% 6/1/38	15,000	16,786
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	150,000	156,088
5% 7/1/36	155,000	158,039
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	15,000	15,829
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/27	75,000	79,246
Series 2015 A, 5% 8/15/27	5,000	5,186
Series 2019 A1, 5% 8/1/36	10,000	10,577
TOTAL WASHINGTON		484,638
West Virginia - 0.7%
Monongalia Cty W Bld Cm Rev. Series 2015, 5% 7/1/29	220,000	223,202
Wisconsin - 0.3%
Milwaukee Gen. Oblig. Series 2017 N4, 5% 4/1/26	5,000	5,235
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	25,000	25,719
Wisconsin Health & Edl. Facilities Series 2015, 3.15% 8/15/27	80,000	78,643
TOTAL WISCONSIN		109,597
TOTAL MUNICIPAL BONDS (Cost $29,002,221)		29,283,053

Municipal Notes - 6.6%
	Principal Amount (a)	Value ($)
Alabama - 2.2%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 3.98% 5/1/23, VRDN (b)(c)	700,000	700,000
Florida - 2.2%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 3.9% 5/1/23, VRDN (b)	700,000	700,000
Texas - 2.2%
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 3.68% 5/1/23, VRDN (b)(c)	700,000	700,000
TOTAL MUNICIPAL NOTES (Cost $2,100,000)		2,100,000

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.73% (f)(g) (Cost $3,402,001)	3,401,320	3,402,004

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $34,504,222)	34,785,057
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(2,806,515)
NET ASSETS - 100.0%	31,978,542

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,103 or 1.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.73%	-	24,701,004	21,299,000	40,204	-	-	3,402,004	0.2%
Total	-	24,701,004	21,299,000	40,204	-	-	3,402,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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